united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22483

Copeland Trust

(Exact name of registrant as specified in charter)

161 Washington St., Suite #1325, Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 11/30

Date of reporting period: 08/31/16

Item 1. Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares	Security	Market Value

	COMMON STOCK - 52.7%
	AGRICULTURE - 2.9%
137,327	Altria Group, Inc.	$ 9,075,941

	BEVERAGES - 4.7%
92,950	Dr Pepper Snapple Group, Inc.	8,709,415
157,771	Coca-Cola European Partners PLC	6,066,295
		14,775,710
	CHEMICALS - 2.7%
62,437	International Flavors & Fragrances, Inc.	8,652,519

	ELECTRIC - 12.1%
158,655	Eversource Energy	8,562,610
223,185	ITC Holdings Corp.	10,092,426
80,799	NextEra Energy, Inc.	9,771,831
162,896	WEC Energy Group, Inc.	9,754,212
		38,181,079
	FOOD - 6.0%
180,603	Hormel Foods Corp.	6,909,871
380,204	Kroger Co.	12,162,726
		19,072,597
	GAS - 5.0%
147,259	New Jersey Resources Corp.	4,953,793
71,584	Southwest Gas Corp.	4,997,995
126,512	UGI Corp.	5,753,766
		15,705,554
	HOUSEHOLD PRODUCTS/WARES - 1.8%
57,085	Church & Dwight Co, Inc.	5,675,391

	RETAIL - 14.2%
143,617	CVS Health Corp.	13,413,828
90,899	Casey's General Stores, Inc.	11,935,948
66,398	Costco Wholesale Corp.	10,762,452
108,490	Walgreens Boots Alliance, Inc.	8,756,228
		44,868,456
	TELECOMMUNICATIONS - 3.3%
200,098	Verizon Communications, Inc.	10,471,128

	TOTAL COMMON STOCK (Cost - $146,093,037)	166,478,375

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares	Security		Market Value

SHORT-TERM INVESTMENT - 47.4%
149,606,710	Federated US Treasury Money Market Fund, 0.18% +		$ 149,606,710
TOTAL SHORT-TERM INVESTMENT (Cost - $149,606,710)

	TOTAL INVESTMENTS - 100.1% (Cost - $295,699,747) (a)		$ 316,085,085
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %		(274,770)
	NET ASSETS - 100.00%		$ 315,810,315

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2016. ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $295,699,747 and differs from market value by net unrealized appreciation (depreciation) of:
		Unrealized appreciation:	$ 20,861,478
		Unrealized depreciation:	(476,140)
		Net unrealized appreciation:	$ 20,385,338

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares	Security	Market Value

	COMMON STOCK - 97.4%
	AGRICULTURE - 10.1%
18,343	Imperial Brands PLC	$ 959,577
15,485	Japan Tobacco, Inc.	600,405
8,515	Philip Morris International, Inc.	850,904
		2,410,886
	BEVERAGES - 5.7%
20,491	Coca-Cola European Partners PLC	787,879
9,662	SABMiller PLC	556,790
		1,344,669
	CHEMICALS - 11.3%
14,274	Fuchs Petrolub AG	647,829
7,593	International Flavors & Fragrances, Inc.	1,052,238
5,808	Linde AG	990,444
		2,690,511
	COSMETICS/PERSONAL CARE - 1.4%
3,762	Kose Corp.	338,229

	FOOD - 8.4%
12,812	Kerry Group PLC	1,088,042
26,655	Metro, Inc.	904,337
		1,992,379
	FOREST PRODUCTS & PAPER - 2.5%
29,782	Mondi PLC	604,077

	GAS - 2.1%
16,653	Enagas SA	488,746

	HEALTHCARE-PRODUCTS - 8.6%
12,518	Medtronic PLC	1,089,442
13,608	STERIS PLC	961,813
		2,051,255
	HEALTHCARE-SERVICES - 2.6%
8,483	Fresenius SE & Co. KGaA	617,598

	HOME BUILDERS - 2.6%
44,420	Sekisui Chemical Co. Ltd.	622,351

	OIL & GAS - 3.2%
30,261	Caltex Australia Ltd.	769,772

	OIL & GAS SERVICES - 2.7%
70,925	John Wood Group PLC	646,358

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares	Security	Market Value

	PACKAGING & CONTAINERS - 9.6%
4,270	CCL Industries, Inc.	$ 813,961
10,141	Gerresheimer AG	840,905
14,448	Huhtamaki OYJ	627,985
		2,282,851
	PHARMACEUTICALS - 10.6%
3,896	Actelion Ltd.	649,913
5,929	Bayer AG	632,104
5,961	Kaken Pharmaceutical Co. Ltd.	337,089
4,554	Merck KGaA	477,998
9,667	Shionogi & Co. Ltd.	431,978
		2,529,082
	PIPELINES - 2.2%
23,694	Inter Pipeline Ltd.	514,742

	RETAIL - 5.3%
18,539	Alimentation Couche-Tard, Inc.	955,052
4,206	Sundrug Co. Ltd.	304,909
		1,259,961
	PHARMACEUTICALS - 8.5%
18,937	Novo Nordisk A/S	884,737
22,197	Teva Pharmaceutical Industries Ltd.	1,118,507
		2,003,244

	TOTAL COMMON STOCK (Cost - $22,952,886)	23,166,711

	SHORT-TERM INVESTMENT - 2.7%
636,927	Federated Treasury Obligations Fund, 0.18% +	$ 636,927
	TOTAL SHORT-TERM INVESTMENT (Cost - $636,927)

	TOTAL INVESTMENTS - 100.1% (Cost - $23,589,813) (a)	$ 23,803,638
	LIABILITIES IN EXCESS OF OTHER ASSETSS - (0.1) %	(25,528)
	NET ASSETS - 100.00%	$ 23,778,110

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2016. ADR - American Depositary Receipt
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $23,589,813 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 1,191,142
	Unrealized depreciation:	(977,317)
	Net unrealized appreciation:	$ 213,825

Copeland International Small Cap Dividend Growth
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2016
Shares	Security	Market Value

	COMMON STOCK - 97.5%
	AEROSPACE/DEFENSE - 2.2%
921	CAE, Inc.	$ 13,119

	APPAREL - 2.7%
979	Moncler SpA	16,217

	BUILDING MATERIALS - 5.5%
578	Kingspan Group PLC	15,817
1,900	Sanwa Holdings Corp.	16,883
		32,700
	CHEMICALS - 2.3%
306	Fuchs Petrolub AG	13,888

	COMMERCIAL SERVICES - 5.3%
851	Berendsen PLC	13,654
568	Intrum Justitia AB	17,889
		31,543
	COMPUTERS - 3.1%
500	SCSK Corp.	18,420

	COSMETICS/PERSONAL CARE - 3.0%
200	Kose Corp.	17,981

	DIVERSIFIED FINAN SERVICES - 3.0%
1,012	Close Brothers Group PLC	18,026

	ENGINEERING & CONSTRUCTION - 4.1%
1,643	Altran Technologies SA	24,202

	HAND/MACHINE TOOLS - 2.6%
3,834	Techtronic Industries Co., Ltd.	15,532

	HEALTHCARE-PRODUCTS - 4.2%
356	STERIS PLC	25,162

	HOME BUILDERS - 2.4%
459	Bellway PLC	14,007

	INSURANCE - 2.3%
458	SCOR SE	13,496

	INTERNET - 6.3%
895	COOKPAD, Inc.	8,923
3,131	Moneysupermarket.com Group PLC	11,825
316	Rightmove PLC	16,972
		37,720

Copeland International Small Cap Dividend Growth
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016
Shares	Security	Market Value

	LEISURE TIME - 5.5%
508	Amer Sports Oyj	$ 15,283
507	CTS Eventim AG & Co. KGaA	17,549
		32,832
	MACHINERY-DIVERSIFIED - 2.6%
489	Jungheinrich AG	15,337

	PACKAGING & CONTAINERS - 9.4%
158	CCL Industries, Inc.	30,118
307	Gerresheimer AG	25,457
		55,575
	PHARMACEUTICALS - 2.9%
300	Kaken Pharmaceutical Co., Ltd.	16,965

	REAL ESTATE - 7.9%
1,126	Hufvudstaden AB	19,543
133	LEG Immobilien AG	12,948
100	Relo Group, Inc.	14,192
		46,683
	RETAIL - 10.5%
212	Dollarama, Inc.	15,648
1,447	JD Sports Fashion PLC	24,453
147	Sundrug Co., Ltd.	10,657
439	Valor Holdings Co., Ltd.	11,861
		62,619
	SOFTWARE - 3.0%
1,400	Nihon Unisys Ltd.	17,829

	TELECOMMUNICATIONS - 3.8%
3,924	Vocus Communications Ltd.	22,648

	TRANSPORTATION - 2.9%
2,597	Royal Mail PLC	17,472

	TOTAL COMMON STOCK (Cost - $567,058)	579,973

	RIGHTS - 0.0%
	TELECOMMUNICATIONS - 0.0%
441	Vocus Communications Ltd.
	TOTAL RIGHTS(Cost - $275)	46

	TOTAL INVESTMENTS - 97.5% (Cost - $567,333)	$ 580,019
	CASH AND OTHER ASSETS LESS LIABILITIES - 2.5%	14,782
	NET ASSETS - 100.00%	$ 594,801

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2016. ADR - American Depositary Receipt
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $567,333 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 39,329
	Unrealized depreciation:	(26,643)
	Net unrealized appreciation:	$ 12,686

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. (The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.)

Securities in which the International Fund and the International Small Cap Fund invest in may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). In order to capture the developments that occur between the close of the foreign markets and 4:00 p.m. ET, the International Fund and the International Small Cap Fund utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. The assets valued at fair value are reflected as level 2 assets in the table below.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 166,478,375	$ -	$ -	$ 166,478,375
Short-Term Investment	149,606,710	-	-	149,606,710
Total	$ 316,085,085	$ -	$ -	$ 316,085,085

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,091,234	$ 18,075,477	$ -	$ 23,166,711
Short-Term Investment	636,927	-	-	636,927
Total	$ 5,728,161	$ 18,075,477	$ -	$ 23,803,638

Copeland International Small Cap Dividend Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 58,885	$ 521,088	$ -	$ 579,973
Rights	$ 46	$ -	$ -	$ 46
Total	$ 58,931	$ 521,088	$ -	$ 580,019

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2016

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Funds' policy to record transfers in to or out of any Level at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, Principal Executive Officer/President

Date 10/28/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, Principal Executive Officer/President

Date 10/28/16

By (Signature and Title)

/s/ Mark W. Giovanniello

Mark W. Giovanniello, Principal Financial Officer/Treasurer

Date 10/28/16